26 EMPLOYEE BENEFITS (Details 5) - Benefits of Pension Plans [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EmployeeBenefitsLineItems [Line Items]
Actuarial losses and (gains)	R$ 477,316	R$ (15,224)	R$ 166,540
Return on plan assets (less interest income)	(444,348)	(51,213)	(36,627)
Change in the asset's limit (excluding interest income)	73,039	50,058	(97,882)
Total cost of actuarial losses and (gains)	106,007	(16,379)	32,031
Actuarial losses and (gains) recognized in other comprehensive income			32,037
Unrecognized actuarial (gains)			(6)
Total cost of actuarial losses and (gains)	R$ 106,007	R$ (16,379)	R$ 32,031